Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 9,602,528	$ 10,686,196	$ 39,914,675	$ 42,998,280
Cost of revenue	7,720,962	8,546,232	31,763,955	34,014,776
Gross profit	1,881,566	2,139,964	8,150,720	8,983,504
Operating expenses
Selling, General and administration	2,924,518	2,877,309	12,210,317	10,794,822
Depreciation and amortization	559,623	561,017	2,265,297	2,903,662
Acquisition related expenses				333,237
Changes in estimate for consideration payable				(6,940,310)
Operating expenses	3,484,141	3,438,326	14,475,614	16,129,964
Operating Income (loss)	(1,602,575)	(1,298,362)	(6,324,894)	(7,146,460)
Interest expenses	(160,060)	(142,554)	(691,138)	(729,896)
Other income			4,540	88,161
Impairment charges on goodwill and intangible assets				9,038,553
Changes in fair value of warrant liability		(450,267)	1,796,174	(2,760,819)
Total other income /(expenses)			1,109,576	(3,402,554)
Income (loss) before income taxes	(1,762,635)	(1,891,183)	(5,215,318)	(10,549,014)
Income tax benefit	(21,892)	31,211	(388,657)	(6,348,502)
Income (loss) after income taxes	(1,784,527)	(1,859,972)
Net income attributable to non-controlling interest
Net Income (loss) attributable to the Company	(1,784,527)	(1,859,972)	(5,603,975)	(16,897,516)
Dividend on preferred stock	(107,835)	(105,705)	(426,003)	(2,583,185)
Net Income (loss) attributable to common stock holders	(1,892,362)	(1,965,677)	(6,029,978)	(19,480,701)
Other comprehensive income (loss), net of tax
Foreign exchange translation	(35,503)	18,714	(26,985)	50,122
Total Comprehensive Income (loss)	(1,927,865)	(1,946,963)	(6,056,963)	(19,430,579)
Comprehensive (loss) attributable to the Company			(6,056,963)	(19,430,579)
Comprehensive (loss) attributable to the Company Comprehensive (loss) attributable to the non-controlling interest
Comprehensive Income (loss)			$ (6,056,963)	$ (19,430,579)
Basic income (loss) per share	$ (0.60)	$ (1.09)	$ (2.83)	$ (20.47)
Diluted income (loss) per share	$ (0.60)	$ (1.09)	$ (2.83)	$ (20.47)
Basic weighted average number of common shares outstanding	3,175,040	1,807,403	2,128,806	951,601
Diluted weighted average number of common shares outstanding	3,175,040	1,807,403	2,128,806	951,601